Exhibit 99.1

CoreVest American Finance 2020-4 Trust
Mortgage Pass-Through Certificates
Mortgage Loan and Sample Property Agreed-Upon Procedures

Report To:
CoreVest Purchaser 2, LLC
CoreVest American Finance Depositor LLC
Goldman Sachs & Co. LLC
Wells Fargo Securities, LLC
Morgan Stanley & Co. LLC
Piper Sandler & Co

2 December 2020

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

CoreVest Purchaser 2, LLC CoreVest American Finance Depositor LLC 650 Fifth Avenue, Suite 2140 New York, New York 10019	Morgan Stanley & Co. LLC 1585 Broadway, 4th Floor New York, New York 10036
Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Piper Sandler & Co. 1251 Avenue of the Americas, 6th Floor New York, New York 10020
Wells Fargo Securities, LLC 30 Hudson Yards, 15th Floor New York, New York 10001

Re:	CoreVest American Finance 2020-4 Trust (the “Issuing Entity”) Mortgage Pass-Through Certificates (the “Certificates”) Mortgage Loan and Sample Property Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans and certain Mortgaged Properties (both as defined herein) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, CoreVest Purchaser 2, LLC (“CoreVest”), on behalf of CoreVest American Finance Depositor LLC (the “Depositor”), provided us with:
a.	Certain electronic data files containing information relating to the Mortgage Loans (the “Mortgage Loan Data Files”) that are described in Attachment A,
b.
Certain electronic data files containing information relating to the Mortgaged Properties (the “Property Data Files,” together with the Mortgage Loan Data Files, the “Data Files”) that are described in Attachment A,

c.	Electronic copies of the files for the Mortgage Loans and certain Mortgaged Properties which contain copies of:
	i.	Various source documents relating to the Mortgage Loans (the “Mortgage Loan Source Documents”) and
ii.
Appraisal or desktop review reports (collectively, the “Appraisals”) and/or broker price opinions (the “BPOs,” together with the Appraisals, the “Property Source Documents”) relating to certain Mortgaged Properties,

d.
An electronic data file labeled “MSA List by Zip Code v5.xlsx” (the “MSA Support File,” together with the Property Source Documents, the “Property Sources”) which contains metropolitan statistical area information for certain zip codes,

e.
A schedule (the “Property Sampling Schedule”), certain information from which is shown on Exhibit 2 to Attachment A, that CoreVest, on behalf of the Depositor, indicated contains a list of loan identification numbers (each, a “Loan ID”) corresponding to certain fixed-rate mortgage loans,

f.
A list of characteristics on the Property Data Files (the “Property Sample Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Property Sources,

g.
A list of characteristics on the Mortgage Loan Data Files (the “Compared Mortgage Loan Characteristics”), which are listed on Exhibit 5 to Attachment A, that CoreVest, on behalf of the Depositor, instructed us to compare to information contained in the Mortgage Loan Source Documents,

h.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that CoreVest, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

i.
A list of characteristics on the Mortgage Loan Data Files (the “Provided Mortgage Loan Characteristics”), which are listed on Exhibit 6 to Attachment A, on which CoreVest, on behalf of the Depositor, instructed us to perform no procedures,

j.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Data Files, Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Property Sample Characteristics, Compared Mortgage Loan Characteristics, Recalculated Characteristics, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Mortgage Loan Source Documents, Property Sources, Property Sampling Schedule, Provided Mortgage Loan Characteristics, Draft Preliminary Offering Circular or any other information provided to us by CoreVest, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans and Mortgaged Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by CoreVest, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans or Mortgaged Properties would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 December 2020

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, CoreVest, on behalf of the Depositor, indicated that:
a.	The primary assets of the Issuing Entity will be 94 fixed-rate mortgage loans (the “Mortgage Loans”) and
b.	The Mortgage Loans are secured by first liens on 2,460 mortgaged properties (the “Mortgaged Properties”) which consist of:
i.	1,492 single-family residential properties,
ii.	374 townhomes,
iii.	288 2-4 unit residential properties,
iv.	272 condominiums,
v.	30 multifamily properties and
vi.	4 mixed use properties.

Procedures performed and our associated findings

1.	CoreVest, on behalf of the Depositor, provided us with electronic data files:
a.
Labeled “Active Term Data Tape 2020-4 v30 - Total Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 1”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,567 mortgaged properties (the “Preliminary Properties 1”) that secure 97 mortgage loans (the “Preliminary Mortgage Loans 1”),

b.
Labeled “Active Term Data Tape 2020-4 v47 - Total Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 2”) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,464 mortgaged properties (the “Preliminary Properties 2”) that secure 94 mortgage loans (the “Preliminary Mortgage Loans 2”) and

c.
Labeled “Active Term Data Tape 2020-4 v49 - Total Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (“Preliminary Property Data File 3,” together with Preliminary Property Data File 1 and Preliminary Property Data File 2, the “Preliminary Property Data Files,” which together with the Final Property Data File (as defined herein) comprise the Property Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating to 2,464 mortgaged properties (the “Preliminary Properties 3,” together with the Preliminary Properties 1 and Preliminary Properties 2, the “Preliminary Properties”) that secure 94 mortgage loans (the “Preliminary Mortgage Loans 3,” together with the Preliminary Mortgage Loans 1 and Preliminary Mortgage Loans 2, the “Preliminary Mortgage Loans”).

As instructed by CoreVest, on behalf of the Depositor, we selected a sample of:
a.	Preliminary Properties 1 from Preliminary Property Data File 1,
b.	Preliminary Properties 2 from Preliminary Property Data File 2 and
c.	Preliminary Properties 3 from Preliminary Property Data File 3 using the sample selection methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.

Attachment A Page 2 of 10

1. (continued)

For each of the:
a.	65 Preliminary Mortgage Loans 1,
b.	24 Preliminary Mortgage Loans 2 and
c.	5 Preliminary Mortgage Loans 3
listed on the Property Sampling Schedule, CoreVest, on behalf of the Depositor, instructed us to:
i.	Multiply 25% by the number of Preliminary Properties which secure such Preliminary Mortgage Loan,
ii.	Round the value computed in i. above up to the nearest integer and
iii.	Select a random sample of Preliminary Properties from the applicable Preliminary Property Data File equal to the number computed in ii. above from the population of Preliminary Properties which:
1)	Secure such Preliminary Mortgage Loan and
2)	Have “Y” for the “parent Y/N” characteristic, as shown on the applicable Preliminary Property Data File.

The application of the sample selection methodology described in the preceding paragraph of this Item resulted in the selection of:
a.	527 Preliminary Properties 1 from Preliminary Property Data File 1 (the “Sample Properties 1”),
b.	194 Preliminary Properties 2 from Preliminary Property Data File 2 (the “Sample Properties 2”) and
c.	79 Preliminary Properties 3 from Preliminary Property Data File 3 (the “Sample Properties 3,” together with the Sample Properties 1 and Sample Properties 2, the “Sample Properties”).

The Sample Properties are shown on Exhibit 1 to Attachment A.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they instructed us to use to select the Sample Properties from the Preliminary Property Data Files or the basis for the inclusion of the:
a.	65 Preliminary Mortgage Loans 1,
b.	24 Preliminary Mortgage Loans 2 and
c.	5 Preliminary Mortgage Loans 3
on the Property Sampling Schedule.  We performed no procedures relating to any Preliminary Mortgage Loan that was not included on the Property Sampling Schedule.

For the purpose of the procedures described in this report, the:
a.	527 Sample Properties 1 are referred to as Sample Property Numbers 1 through 527,
b.	194 Sample Properties 2 are referred to as Sample Property Numbers 528 through 721 and
c.	79 Sample Properties 3 are referred to as Sample Property Numbers 722 through 800.

Attachment A Page 3 of 10

2.
For each Sample Property, we compared the characteristics listed on Exhibit 3 to Attachment A (the “Base Property Sample Characteristics”), as shown on the applicable Preliminary Property Data File, to the corresponding information located in the Property Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes to Exhibit 3 to Attachment A.  The Property Source Document(s) that we were instructed by CoreVest, on behalf of the Depositor, to use for each Base Property Sample Characteristic are indicated on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

3.
CoreVest, on behalf of the Depositor, provided us with an electronic data file labeled “Active Term Data Tape 2020-4 v80 - Total Pool - SENT TO EY.xlsb” and the corresponding record layout and decode information (the “Final Property Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the related due date of each Mortgage Loan in December 2020 (the “Cut-Off Date”).

We compared the property identification number (the “Property ID”) for each Sample Property, as shown on the applicable Preliminary Property Data File, to the corresponding Property ID, as shown on the Final Property Data File, and noted that:
a.	798 of the Mortgaged Properties included on the Final Property Data File were Sample Properties (the “Final Sample Properties”) and
b.	Two Sample Properties were not included on the Final Property Data File (the “Removed Sample Properties”), which are shown on Exhibit 1 to Attachment A.

For the purpose of performing the comparison described above, CoreVest, on behalf of the Depositor, provided the decode table shown below, and instructed us to use the value shown in the “Updated Property ID” column for each Sample Property which corresponds to the “Property ID” that is shown in the “Property ID” column.

Property ID	Updated Property ID	Property ID	Updated Property ID

33864-13	33864-69	33864-49	33864-48
33864-14	33864-13	33864-50	33864-49
33864-15	33864-14	33864-52	33864-51
33864-18	33864-17	33864-53	33864-52
33864-22	33864-21	33864-58	33864-57
33864-23	33864-22	33864-60	33864-59
33864-33	33864-32	33864-63	33864-62
33864-35	33864-34	33864-67	33864-66
33864-39	33864-38	33864-68	33864-67
33864-46	33864-45	34002-26	34002-70
33864-48	33864-47

Attachment A Page 4 of 10

4.
For each Final Sample Property, we compared the Base Property Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Property Data File, to the corresponding information that we identified in performing the procedures described in Item 2.  All such compared information was in agreement.

For the purpose of the procedures described in this Item, all references to the “Sample Properties” in the notes to Exhibit 3 to Attachment A refer to the “Final Sample Properties.”

5.
For each Mortgaged Property, we compared the “closest MSA” characteristic (the “Closest MSA Property Sample Characteristic,” which together with the Base Property Sample Characteristics comprise the Property Sample Characteristics), as shown on the Final Property Data File, to the metropolitan statistical area information on the MSA Support File for the corresponding “zip code,” as shown on the Final Property Data File.  All such compared information was in agreement.

6.
CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Preliminary Mortgage Loan Data File”) that CoreVest, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut‑Off Date.

For each Mortgage Loan on the Preliminary Mortgage Loan Data File, we compared the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A, as shown on the Preliminary Mortgage Loan Data File, to the corresponding information located in the Mortgage Loan Source Documents that were provided by CoreVest, on behalf of the Depositor, subject to the instructions, assumptions and methodologies stated in the notes to Exhibit 5 to Attachment A and the succeeding paragraph(s) of this Item.

The Mortgage Loan Source Document(s) that CoreVest, on behalf of the Depositor, instructed us to use for each Compared Mortgage Loan Characteristic are indicated on Exhibit 5 to Attachment A.  Where more than one Mortgage Loan Source Document is listed for a Compared Mortgage Loan Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement if the value on the Preliminary Mortgage Loan Data File for the Compared Mortgage Loan Characteristic agreed with the corresponding information on at least one of the Mortgage Loan Source Documents that are listed for such Compared Mortgage Loan Characteristic on Exhibit 5 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Mortgage Loan Source Documents for any of the Compared Mortgage Loan Characteristics listed on Exhibit 5 to Attachment A.

7.
As instructed by CoreVest, on behalf of the Depositor, we adjusted the information on the Preliminary Mortgage Loan Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to CoreVest.  The Preliminary Mortgage Loan Data File, as so adjusted, is hereinafter referred to as the “Updated Mortgage Loan Data File.”

Attachment A Page 5 of 10

8.
Subsequent to the performance of the procedures described in Items 6. and 7. above, CoreVest, on behalf of the Depositor, provided us with an electronic data file and the corresponding record layout and decode information (the “Final Mortgage Loan Data File,” which together with the Preliminary Mortgage Loan Data File comprise the Mortgage Loan Data Files) that CoreVest, on behalf of the Depositor, indicated contains information relating the Mortgage Loans as of the Cut‑Off Date.

Using information on the:
a.	Final Mortgage Loan Data File and
b.	Updated Mortgage Loan Data File
for each Mortgage Loan, we compared each Compared Mortgage Loan Characteristic listed on Exhibit 5 to Attachment A, as shown on the Final Mortgage Loan Data File, to the corresponding information on the Updated Mortgage Loan Data File.  All such compared information was in agreement.

9.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date,
as shown on the Final Mortgage Loan Data File, we recalculated the “Original Term to Maturity (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate (adjusted as described in the succeeding paragraph(s) of this Item, as applicable) and
c.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, and assuming that each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan (as defined herein), 17273 Mortgage Loan (as defined herein) and the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with Loan ID of “600010020” (the “600010020 Mortgage Loan”), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of the “Original Amortization Term (months)” recalculation described above for each Mortgage Loan (except for any Interest Only Mortgage Loan, Non‑CoreVest Mortgage Loan (as defined herein), 17273 Mortgage Loan or 600010020 Mortgage Loan), all of which have an “Interest Rate Accrual” of “Actual/360,” as shown on the Final Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Final Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Original Amortization Term (months)” characteristic.

Attachment A Page 6 of 10

10. (continued)

For the 17273 Mortgage Loan and 600010020 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “360” for the “Original Amortization Term (months)” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

11.
Using the “First Payment Date,” as shown on the Final Mortgage Loan Data File, we recalculated the “Seasoning (months)” of each Mortgage Loan as of the Cut‑Off Date.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

12.	Using the:
a.	Mortgage Loan Initial Funded Amount ($),
b.	Interest Rate Accrual,
c.	Seasoning (months),
d.	IO Term (months),
e.	First Payment Date,
f.	Initial Maturity Date,
g.	Interest Rate and
h.	Monthly Debt Service ($),
as shown on the Final Mortgage Loan Data File, we recalculated the principal balance of each Mortgage Loan (except for the 600008858 Mortgage Loan (as defined herein), 17273 Mortgage Loan and 600010020 Mortgage Loan, which are described in the succeeding paragraph(s) of this Item) as of:
i.	The Cut‑Off Date (the “Cut-Off Date Principal Balance”) and
ii.	The “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Balance”),
assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1.00 or less and
b.
Recalculate the “Maturity Date Balance” as the aggregate principal balance that is scheduled to be paid on the “Initial Maturity Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, on the “Initial Maturity Date.”

For the 600008858 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use:
a.	“17,347,590.00” for the “Cut-Off Date Principal Balance” characteristic and
b.	“17,347,590.00” for the “Maturity Date Balance” characteristic.

Attachment A Page 7 of 10

12. (continued)

For the 17273 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use:
a.	“1,192,723.38” for the “Cut-Off Date Principal Balance” characteristic and
b.	“1,080,938.89” for the “Maturity Date Balance” characteristic.

For the 600010020 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use:
a.	“249,632.31” for the “Cut-Off Date Principal Balance” characteristic and
b.	“238,400.17” for the “Maturity Date Balance” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the preceding paragraph(s) of this Item.

13.
Using the “Cut-Off Date Principal Balance,” as shown on the Final Mortgage Loan Data File, we recalculated the “% of Pool” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

14.	Using the:
a.	Original Term to Maturity (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Term (months)” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

15.	Using the:
a.	IO Term (months),
b.	Original Amortization Term (months) and
c.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining Amortization Term (months)” of each Mortgage Loan (except for any Interest Only Mortgage Loan, which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining Amortization Term (months)” characteristic.

Attachment A Page 8 of 10

16.	Using the:
a.	IO Term (months) and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Remaining IO Term (months)” of each Mortgage Loan (except for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Final Mortgage Loan Data File (each, an “Amortizing Balloon Mortgage Loan”), which are described in the succeeding paragraph(s) of this Item).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Amortizing Balloon Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Remaining IO Term (months)” characteristic.

17.
Using the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File, we recalculated the “Annualized Debt Service Payment ($)” of each Mortgage Loan as twelve (12) times the “Monthly Debt Service ($),” as shown on the Final Mortgage Loan Data File.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

18.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Note Administrator Fee Rate and
c.	CREFC® License Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

19.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,
as shown on the Final Mortgage Loan Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

Attachment A Page 9 of 10

20.	Using:
a.	Information on the Final Mortgage Loan Data File and
b.	The applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:
i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	NOI DSCR as of 9/30,
iv.	NCF DSCR as of 9/30,
v.	Mortgage Loan Cutoff NOI Debt Yield,
vi.	Mortgage Loan Cutoff NCF Debt Yield,
vii.	NCF Debt Yield as of 9/30,
viii.	Origination Date LTV Ratio,
ix.	Cut-Off Date LTV Ratio and
x.	Maturity Date LTV Ratio
of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to round the characteristics listed in i. through iv. above to two decimal places and the characteristics listed in v. through x. above to the nearest 1/10th of one percent.

21.	Using the:
a.	Original Yield Maintenance Period and
b.	Seasoning (months),
as shown on the Final Mortgage Loan Data File, we recalculated the “Current Yield Maintenance Period” of each Yield Maintenance Mortgage Loan (as defined herein).  We compared this recalculated information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A” for the “Current Yield Maintenance Period” characteristic.

22.
Using the “Guarantor,” as shown on the Final Mortgage Loan Data File, we identified those Mortgage Loans that have at least one common “Guarantor” (the “Related Guarantor Loans”).  We compared the “Related Guarantor Loan” information to the corresponding information on the Final Mortgage Loan Data File and found such information to be in agreement.

23.
For each Mortgaged Property, we compared the “Closing Date Allocated Loan Amount” characteristic, as shown on the Final Property Data File, to the corresponding information in the loan agreement Mortgage Loan Source Document for the related Mortgage Loan and found all such compared information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Attachment A Page 10 of 10

24.
Using the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the “Allocated Loan Amount %” of each Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.

25.	Using the:
a.	Cut-Off Date Principal Balance and
b.	Maturity Date Balance,
as shown on the Final Mortgage Loan Data File, and the “Closing Date Allocated Loan Amount,” as shown on the Final Property Data File, we recalculated the principal balance of each Mortgaged Property as of the Cut-Off Date (the “Cut-Off Date Allocated Loan Amount”) and as of the “Initial Maturity Date” of the related Mortgage Loan (the “Maturity Date Allocated Loan Amount”), based on the calculation methodology provided by CoreVest, on behalf of the Depositor, that is described in the succeeding paragraph(s) of this Item.  We compared this recalculated information to the corresponding information on the Final Property Data File and found such information to be in agreement.  For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of this procedure, CoreVest, on behalf of the Depositor, instructed us to allocate the “Cut-Off Date Principal Balance” and “Maturity Date Balance” of each Mortgage Loan, as shown on the Final Mortgage Loan Data File, to the respective Mortgaged Properties that secure such Mortgage Loan on a pro-rata basis using the “Mortgage Loan Initial Funded Amount ($)” of the Mortgage Loans, as shown on the Final Mortgage Loan Data File, and “Closing Date Allocated Loan Amount” of the Mortgaged Properties, as shown on the Final Property Data File.

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed \Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
1	32067	32067-13	X				112	33138	33138-43	X
2	32067	32067-15	X				113	33138	33138-18	X
3	32067	32067-2	X				114	33138	33138-23	X
4	32067	32067-4	X				115	33138	33138-8	X
5	32067	32067-7	X				116	33138	33138-19	X
6	32267	32267-9	X				117	33138	33138-42	X
7	32267	32267-10	X				118	33138	33138-11	X
8	32267	32267-6	X				119	33138	33138-25	X
9	32267	32267-2	X				120	33138	33138-10	X
10	32267	32267-7	X				121	33138	33138-27	X
11	32267	32267-11	X				122	33138	33138-44	X
12	32267	32267-3	X				123	33144	33144-5	X
13	32288	32288-13	X				124	33144	33144-3	X
14	32288	32288-10	X				125	33144	33144-1	X
15	32288	32288-6	X				126	33144	33144-6	X
16	32288	32288-2	X				127	33154	33154-1	X
17	32288	32288-3	X				128	33154	33154-12	X
18	32288	32288-7	X				129	33154	33154-8	X
19	32322	32322-1	X				130	33154	33154-18	X
20	32655	32655-4	X				131	33154	33154-6	X
21	32655	32655-2	X				132	33154	33154-20	X
22	32655	32655-6	X				133	33172	33172-59	X
23	32655	32655-3	X				134	33172	33172-48	X
24	32655	32655-7	X				135	33172	33172-69	X
25	32655	32655-1	X				136	33172	33172-60	X
26	32655	32655-5	X				137	33172	33172-10	X
27	32655	32655-8	X				138	33172	33172-67	X
28	32883	32883-54	X				139	33172	33172-64	X
29	32883	32883-103	X				140	33172	33172-41	X
30	32883	32883-77	X				141	33172	33172-52	X
31	32883	32883-69	X				142	33172	33172-36	X
32	32883	32883-93	X				143	33172	33172-85	X
33	32883	32883-72	X				144	33172	33172-63	X
34	32883	32883-38	X				145	33172	33172-80	X
35	32883	32883-59	X				146	33172	33172-28	X
36	32883	32883-43	X				147	33172	33172-22	X
37	32883	32883-66	X				148	33172	33172-75	X
38	32883	32883-90	X				149	33172	33172-73	X
39	32883	32883-15	X				150	33172	33172-84	X
40	32883	32883-4	X				151	33172	33172-16	X
41	32883	32883-52	X				152	33172	33172-29	X
42	32883	32883-50	X				153	33172	33172-1	X
43	32883	32883-63	X				154	33172	33172-43	X
44	32883	32883-49	X				155	33172	33172-71	X
45	32883	32883-44	X				156	33172	33172-11	X
46	32883	32883-62	X				157	33172	33172-62	X
47	32883	32883-55	X				158	33172	33172-27	X
48	32883	32883-53	X				159	33172	33172-66	X
49	32883	32883-41	X				160	33172	33172-49	X
50	32883	32883-25	X				161	33172	33172-9	X
51	32883	32883-97	X				162	33172	33172-2	X
52	32883	32883-65	X				163	33172	33172-31	X
53	32883	32883-19	X				164	33172	33172-32	X
54	32883	32883-35	X				165	33172	33172-37	X
55	32994	32994-14	X				166	33172	33172-3	X
56	32994	32994-11	X				167	33172	33172-8	X
57	32994	32994-16	X				168	33172	33172-56	X
58	32994	32994-4	X				169	33172	33172-12	X
59	33022	33022-3	X				170	33172	33172-4	X
60	33022	33022-6	X				171	33172	33172-58	X
61	33022	33022-2	X				172	33172	33172-45	X
62	33081	33081-87	X				173	33172	33172-33	X
63	33081	33081-32	X				174	33172	33172-26	X
64	33081	33081-14	X				175	33172	33172-38	X
65	33081	33081-26	X				176	33172	33172-34	X
66	33081	33081-59	X				177	33172	33172-14	X
67	33081	33081-75	X				178	33172	33172-61	X
68	33081	33081-48	X				179	33173	33173-8	X
69	33081	33081-84	X				180	33173	33173-1	X
70	33081	33081-96	X				181	33173	33173-7	X
71	33081	33081-36	X				182	33200	33200-2	X
72	33081	33081-90	X				183	33200	33200-17	X
73	33081	33081-80	X				184	33200	33200-15	X
74	33081	33081-6	X				185	33200	33200-13	X
75	33081	33081-29	X				186	33200	33200-3	X
76	33081	33081-19	X				187	33200	33200-8	X
77	33081	33081-44	X				188	33200	33200-12	X
78	33081	33081-38	X				189	33200	33200-6	X
79	33081	33081-24	X				190	33200	33200-10	X
80	33081	33081-98	X				191	33200	33200-5	X
81	33081	33081-72	X				192	33200	33200-9	X
82	33081	33081-94	X				193	33207	33207-8	X
83	33081	33081-68	X				194	33207	33207-1	X
84	33081	33081-61	X				195	33207	33207-10	X
85	33081	33081-1	X				196	33207	33207-6	X
86	33081	33081-5	X				197	33207	33207-12	X
87	33081	33081-92	X				198	33212	33212-7	X
88	33081	33081-95	X				199	33212	33212-13	X
89	33081	33081-67	X				200	33212	33212-9	X
90	33081	33081-57	X				201	33212	33212-6	X
91	33081	33081-100	X				202	33212	33212-33	X
92	33081	33081-62	X				203	33212	33212-34	X
93	33085	33085-1	X				204	33212	33212-19	X
94	33085	33085-2	X				205	33212	33212-16	X
95	33085	33085-4	X				206	33212	33212-10	X
96	33093	33093-1	X				207	33247	33247-7	X
97	33093	33093-5	X				208	33247	33247-6	X
98	33093	33093-2	X				209	33247	33247-5	X
99	33093	33093-7	X				210	33247	33247-2	X
100	33093	33093-3	X				211	33301	33301-6	X
101	33093	33093-6	X				212	33301	33301-3	X
102	33093	33093-4	X				213	33301	33301-9	X
103	33093	33093-8	X				214	33321	33321-1	X
104	33093	33093-13	X				215	33321	33321-2	X
105	33093	33093-9	X				216	33321	33321-4	X
106	33093	33093-10	X				217	33387	33387-9	X
107	33093	33093-11	X				218	33387	33387-1	X
108	33093	33093-12	X				219	33387	33387-6	X
109	33137	33137-1	X				220	33390	33390-7	X
110	33138	33138-13	X				221	33390	33390-18	X
111	33138	33138-1	X				222	33390	33390-14	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed \Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
223	33390	33390-13	X	334	600008858	600008858-153	X
224	33390	33390-5	X	335	600008858	600008858-79	X
225	33390	33390-17	X	336	600008858	600008858-61	X
226	33390	33390-11	X	337	600008858	600008858-3	X
227	33390	33390-8	X	338	600008858	600008858-173	X
228	33399	33399-41	X	339	600008858	600008858-20	X
229	33399	33399-35	X	340	600008858	600008858-118	X
230	33399	33399-16	X	341	600008858	600008858-64	X
231	33399	33399-21	X	342	600008858	600008858-174	X
232	33399	33399-6	X	343	600008858	600008858-59	X
233	33399	33399-29	X	344	600008858	600008858-144	X
234	33399	33399-17	X	345	600008858	600008858-11	X
235	33399	33399-18	X	346	600008858	600008858-124	X
236	33399	33399-2	X	347	600008858	600008858-44	X
237	33399	33399-34	X	348	600008858	600008858-93	X
238	33399	33399-23	X	349	600008858	600008858-155	X
239	33399	33399-11	X	350	600008858	600008858-46	X
240	33464	33464-15	X	351	600008858	600008858-14	X
241	33464	33464-10	X	352	600008858	600008858-156	X
242	33464	33464-27	X	353	600008858	600008858-162	X
243	33464	33464-34	X	354	600008858	600008858-29	X
244	33464	33464-26	X	355	600008858	600008858-18	X
245	33464	33464-17	X	356	600008858	600008858-75	X
246	33464	33464-24	X	357	600008858	600008858-87	X
247	33464	33464-36	X	358	600008858	600008858-108	X
248	33464	33464-9	X	359	600008858	600008858-54	X
249	33464	33464-22	X	360	600008858	600008858-37	X
250	33464	33464-39	X	361	600008858	600008858-78	X
251	33472	33472-11	X	362	600009324	600009324-1	X
252	33472	33472-7	X	363	600009324	600009324-4	X
253	33472	33472-14	X	364	600009635	600009635-1	X
254	33472	33472-16	X	365	600009635	600009635-24	X
255	33472	33472-18	X	366	600009635	600009635-3	X
256	33499	33499-2	X	367	600009635	600009635-25	X
257	33499	33499-1	X	368	600009635	600009635-12	X
258	33516	33516-20	X	369	600009635	600009635-14	X
259	33516	33516-11	X	370	600009635	600009635-16	X
260	33516	33516-6	X	371	600009879	600009879-6	X
261	33516	33516-24	X	372	600009879	600009879-11	X
262	33516	33516-2	X	373	600009879	600009879-12	X
263	33516	33516-12	X	374	600009879	600009879-20	X
264	33516	33516-10	X	375	600009879	600009879-18	X
265	33531	33531-1	X	376	600009879	600009879-14	X
266	33531	33531-18	X	377	600010020	600010020-2	X
267	33531	33531-10	X	378	600010020	600010020-7	X
268	33531	33531-16	X	379	600010326	600010326-3	X
269	33531	33531-17	X	380	600010402	600010402-5	X
270	33633	33633-37	X	381	600010402	600010402-6	X
271	33633	33633-5	X	382	600010442	600010442-18	X
272	33633	33633-41	X	383	600010442	600010442-10	X
273	33633	33633-40	X	384	600010442	600010442-12	X
274	33633	33633-17	X	385	600010442	600010442-11	X
275	33633	33633-30	X	386	600010442	600010442-17	X
276	33633	33633-22	X	387	600010442	600010442-26	X
277	33633	33633-27	X	388	600010442	600010442-7	X
278	33633	33633-42	X	389	600010442	600010442-2	X
279	33633	33633-12	X	390	600010442	600010442-24	X
280	33633	33633-38	X	391	600010445	600010445-1	X
281	33666	33666-1	X	392	600010445	600010445-5	X
282	33666	33666-4	X	393	600010445	600010445-14	X
283	33666	33666-2	X	394	600010445	600010445-16	X
284	33666	33666-3	X	395	600010467	600010467-3	X
285	33683	33683-2	X	396	600010467	600010467-4	X
286	33683	33683-1	X	397	600010467	600010467-2	X
287	33683	33683-5	X	398	600010467	600010467-1	X
288	33683	33683-4	X	399	600010745	600010745-2	X
289	33762	33762-1	X	400	600010745	600010745-8	X
290	600008332	600008332-3	X	401	600010745	600010745-5	X
291	600008332	600008332-1	X	402	600010810	600010810-10	X
292	600008332	600008332-8	X	403	600010810	600010810-14	X
293	600008349	600008349-1	X	404	600010810	600010810-3	X
294	600008349	600008349-6	X	405	600010810	600010810-13	X
295	600008534	600008534-1	X	406	600011064	600011064-11	X
296	600008534	600008534-14	X	407	600011064	600011064-28	X
297	600008534	600008534-3	X	408	600011064	600011064-2	X
298	600008534	600008534-5	X	409	600011064	600011064-14	X
299	600008534	600008534-9	X	410	600011064	600011064-18	X
300	600008551	600008551-6	X	411	600011064	600011064-35	X
301	600008551	600008551-8	X	412	600011064	600011064-32	X
302	600008639	600008639-14	X	413	600011064	600011064-20	X
303	600008639	600008639-9	X	414	600011064	600011064-1	X
304	600008639	600008639-8	X	415	600011064	600011064-33	X
305	600008639	600008639-13	X	416	600011120	600011120-42	X
306	600008639	600008639-5	X	417	600011120	600011120-25	X
307	600008639	600008639-4	X	418	600011120	600011120-18	X
308	600008639	600008639-7	X	419	600011120	600011120-27	X
309	600008639	600008639-16	X	420	600011120	600011120-35	X
310	600008639	600008639-11	X	421	600011120	600011120-21	X
311	600008639	600008639-2	X	422	600011120	600011120-20	X
312	600008639	600008639-12	X	423	600011120	600011120-11	X
313	600008639	600008639-3	X	424	600011120	600011120-3	X
314	600008639	600008639-6	X	425	600011120	600011120-2	X
315	600008858	600008858-47	X	426	600011120	600011120-10	X
316	600008858	600008858-164	X	427	600011430	600011430-7	X
317	600008858	600008858-40	X	428	600011430	600011430-6	X
318	600008858	600008858-139	X	429	600011430	600011430-1	X
319	600008858	600008858-94	X	430	600011430	600011430-8	X
320	600008858	600008858-119	X	431	600011521	600011521-3	X
321	600008858	600008858-24	X	432	600011521	600011521-8	X
322	600008858	600008858-140	X	433	600011521	600011521-20	X
323	600008858	600008858-122	X	434	600011521	600011521-11	X
324	600008858	600008858-168	X	435	600011521	600011521-36	X
325	600008858	600008858-107	X	436	600011521	600011521-13	X
326	600008858	600008858-143	X	437	600011521	600011521-23	X
327	600008858	600008858-130	X	438	600011521	600011521-21	X
328	600008858	600008858-135	X	439	600011521	600011521-25	X
329	600008858	600008858-102	X	440	600011521	600011521-22	X
330	600008858	600008858-55	X	441	600011521	600011521-10	X
331	600008858	600008858-158	X	442	600011521	600011521-9	X
332	600008858	600008858-66	X	443	600011521	600011521-29	X
333	600008858	600008858-181	X	444	600011521	600011521-19	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed \Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
445	600011521	600011521-7	X		556	16833	16833-4	X
446	600011521	600011521-17	X		557	16833	16833-1	X
447	600011521	600011521-2	X		558	16833	16833-5	X
448	600011521	600011521-4	X		559	16834	16834-13	X
449	600012055	600012055-83	X		560	16834	16834-9	X
450	600012055	600012055-37	X		561	16834	16834-5	X
451	600012055	600012055-69	X		562	16834	16834-14	X
452	600012055	600012055-114	X		563	16834	16834-2	X
453	600012055	600012055-104	X		564	16834	16834-21	X
454	600012055	600012055-1	X		565	17273	17273-5	X
455	600012055	600012055-6	X		566	17273	17273-20	X
456	600012055	600012055-113	X		567	17273	17273-3	X
457	600012055	600012055-112	X		568	17273	17273-14	X
458	600012055	600012055-32	X		569	17273	17273-22	X
459	600012055	600012055-88	X		570	17273	17273-25	X
460	600012055	600012055-105	X		571	17273	17273-6	X
461	600012055	600012055-43	X		572	17273	17273-23	X
462	600012055	600012055-26	X		573	32694	32694-2	X
463	600012055	600012055-122	X		574	32694	32694-6	X
464	600012055	600012055-42	X		575	32694	32694-4	X
465	600012055	600012055-74	X		576	32694	32694-1	X
466	600012055	600012055-20	X		577	32694	32694-3	X
467	600012055	600012055-127	X		578	32694	32694-5	X
468	600012055	600012055-62	X		579	32752	32752-8	X
469	600012055	600012055-80	X		580	32752	32752-4	X
470	600012055	600012055-53	X		581	32752	32752-2	X
471	600012055	600012055-125	X		582	32752	32752-19	X
472	600012055	600012055-7	X		583	32752	32752-15	X
473	600012055	600012055-117	X		584	33156	33156-14	X
474	600012055	600012055-91	X		585	33156	33156-17	X
475	600012055	600012055-9	X		586	33156	33156-24	X
476	600012055	600012055-59	X		587	33156	33156-15	X
477	600012055	600012055-14	X		588	33156	33156-7	X
478	600012055	600012055-17	X		589	33156	33156-19	X
479	600012055	600012055-18	X		590	33156	33156-2	X
480	600012055	600012055-84	X		591	33189	33189-64	X
481	600012055	600012055-90	X		592	33189	33189-32	X
482	600012140	600012140-7	X		593	33189	33189-54	X
483	600012140	600012140-5	X		594	33189	33189-56	X
484	600012140	600012140-11	X		595	33189	33189-10	X
485	600012140	600012140-9	X		596	33189	33189-40	X
486	600012182	600012182-6	X		597	33189	33189-63	X
487	600012182	600012182-20	X		598	33189	33189-74	X
488	600012182	600012182-19	X		599	33189	33189-18	X
489	600012182	600012182-27	X		600	33189	33189-67	X
490	600012182	600012182-22	X		601	33189	33189-71	X
491	600012182	600012182-3	X		602	33189	33189-57	X
492	600012182	600012182-21	X		603	33189	33189-12	X
493	600012182	600012182-29	X		604	33189	33189-24	X
494	600012413	600012413-10	X		605	33189	33189-60	X
495	600012413	600012413-1	X		606	33189	33189-52	X
496	600012413	600012413-12	X		607	33189	33189-53	X
497	600012413	600012413-6	X		608	33189	33189-49	X
498	600012470	600012470-14	X		609	33189	33189-25	X
499	600012470	600012470-10	X		610	33189	33189-51	X
500	600012470	600012470-17	X		611	33189	33189-37	X
501	600012470	600012470-9	X		612	33189	33189-45	X
502	600012470	600012470-3	X		613	33189	33189-6	X
503	600012486	600012486-4	X		614	33385	33385-7	X
504	600012486	600012486-7	X		615	33385	33385-32	X
505	600012486	600012486-5	X		616	33385	33385-20	X
506	600012486	600012486-1	X		617	33385	33385-2	X
507	600012496	600012496-9	X		618	33385	33385-17	X
508	600012496	600012496-6	X		619	33385	33385-19	X
509	600012496	600012496-4	X		620	33385	33385-5	X
510	600012496	600012496-1	X		621	33385	33385-27	X
511	600012496	600012496-11	X		622	33385	33385-10	X
512	600012496	600012496-2	X		623	33445	33445-2	X
513	600012496	600012496-10	X		624	33445	33445-4	X
514	600012619	600012619-1	X		625	33445	33445-8	X
515	600012619	600012619-9	X		626	33478	33478-3	X
516	600012619	600012619-11	X		627	33478	33478-10	X
517	600012619	600012619-3	X		628	33478	33478-4	X
518	600012691	600012691-15	X		629	33511	33511-3	X
519	600012691	600012691-26	X		630	33511	33511-5	X
520	600012691	600012691-10	X		631	33511	33511-4	X
521	600012691	600012691-3	X		632	33613	33613-33	X
522	600012691	600012691-8	X		633	33613	33613-2	X
523	600012691	600012691-22	X		634	33613	33613-11	X
524	600012691	600012691-24	X		635	33613	33613-29	X
525	600012691	600012691-7	X		636	33613	33613-4	X
526	600012691	600012691-21	X		637	33613	33613-3	X
527	600012691	600012691-25	X		638	33613	33613-30	X
528	13293	13293-32		X	639	33613	33613-1	X
529	13293	13293-8		X	640	33613	33613-6	X
530	13293	13293-21		X	641	33613	33613-17	X
531	13293	13293-23		X	642	33821	33821-7	X
532	13293	13293-26		X	643	33821	33821-13	X
533	13293	13293-34		X	644	33821	33821-2	X
534	13293	13293-3		X	645	33821	33821-14	X
535	13293	13293-2		X	646	33821	33821-8	X
536	13293	13293-10		X	647	33821	33821-17	X
537	13293	13293-9		X	648	33864	33864-50	X
538	15080	15080-14		X	649	33864	33864-49	X
539	15080	15080-2		X	650	33864	33864-60	X
540	15080	15080-22		X	651	33864	33864-48	X
541	15080	15080-19		X	652	33864	33864-10	X
542	15080	15080-4		X	653	33864	33864-53	X
543	15080	15080-30		X	654	33864	33864-68	X
544	15080	15080-37		X	655	33864	33864-13	X	X
545	15080	15080-20		X	656	33864	33864-9	X
546	15080	15080-28		X	657	33864	33864-18	X
547	15080	15080-12		X	658	33864	33864-46	X
548	15092	15092-12		X	659	33864	33864-22	X
549	15092	15092-1		X	660	33864	33864-67	X
550	15092	15092-2		X	661	33864	33864-2	X
551	15092	15092-6		X	662	33864	33864-35	X
552	15092	15092-4		X	663	33864	33864-15	X
553	16833	16833-3		X	664	33864	33864-63	X
554	16833	16833-7		X	665	33864	33864-23	X
555	16833	16833-2		X	666	33864	33864-58	X

Exhibit 1 to Attachment A

Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed \Sample Properties	Sample Property Number	Loan ID	Property ID	Sample Properties 1	Sample Properties 2	Sample Properties 3	Removed Sample Properties
667	33864	33864-5	X			734	32007	32007-102	X
668	33864	33864-52	X			735	32007	32007-44	X
669	33864	33864-14	X			736	32007	32007-95	X
670	33864	33864-7	X			737	32007	32007-21	X
671	33864	33864-33	X			738	32007	32007-16	X
672	33864	33864-39	X			739	32007	32007-89	X
673	33888	33888-4	X			740	32007	32007-7	X
674	33888	33888-10	X			741	32007	32007-60	X
675	33888	33888-11	X			742	32007	32007-59	X
676	33944	33944-14	X			743	32007	32007-58	X
677	33944	33944-15	X			744	32007	32007-80	X
678	33944	33944-8	X			745	32007	32007-36	X
679	33944	33944-2	X			746	32007	32007-14	X
680	33953	33953-13	X			747	32007	32007-46	X
681	33953	33953-16	X			748	32007	32007-81	X
682	33953	33953-3	X			749	32007	32007-111	X
683	33953	33953-20	X			750	32007	32007-98	X
684	33953	33953-6	X			751	32393	32393-5	X
685	33953	33953-14	X			752	32393	32393-4	X
686	33953	33953-12	X			753	32683	32683-36	X
687	33999	33999-1	X			754	32683	32683-3	X
688	34002	34002-23	X			755	32683	32683-62	X
689	34002	34002-26	X		X	756	32683	32683-25	X
690	34002	34002-7	X			757	32683	32683-48	X
691	34002	34002-59	X			758	32683	32683-60	X
692	34002	34002-50	X			759	32683	32683-67	X
693	34002	34002-12	X			760	32683	32683-39	X
694	34002	34002-47	X			761	32683	32683-7	X
695	34002	34002-10	X			762	32683	32683-54	X
696	34002	34002-21	X			763	32683	32683-26	X
697	34002	34002-61	X			764	32683	32683-65	X
698	34002	34002-5	X			765	32683	32683-30	X
699	34002	34002-17	X			766	32683	32683-34	X
700	34002	34002-37	X			767	32683	32683-10	X
701	34002	34002-38	X			768	32683	32683-52	X
702	34002	34002-64	X			769	32683	32683-12	X
703	34002	34002-22	X			770	33772	33772-9	X
704	34002	34002-16	X			771	33772	33772-14	X
705	34002	34002-63	X			772	33772	33772-13	X
706	34138	34138-7	X			773	33772	33772-4	X
707	34138	34138-2	X			774	33772	33772-7	X
708	34138	34138-1	X			775	33772	33772-10	X
709	34138	34138-13	X			776	33772	33772-11	X
710	34138	34138-6	X			777	34000	34000-16	X
711	34138	34138-11	X			778	34000	34000-4	X
712	34138	34138-3	X			779	34000	34000-17	X
713	34138	34138-10	X			780	34000	34000-86	X
714	34303	34303-16	X			781	34000	34000-27	X
715	34303	34303-12	X			782	34000	34000-20	X
716	34303	34303-3	X			783	34000	34000-58	X
717	34303	34303-15	X			784	34000	34000-87	X
718	34303	34303-2	X			785	34000	34000-81	X
719	34303	34303-7	X			786	34000	34000-59	X
720	34303	34303-4	X			787	34000	34000-52	X
721	34303	34303-14	X			788	34000	34000-25	X
722	32007	32007-69		X		789	34000	34000-49	X
723	32007	32007-40		X		790	34000	34000-26	X
724	32007	32007-65		X		791	34000	34000-88	X
725	32007	32007-93		X		792	34000	34000-56	X
726	32007	32007-82		X		793	34000	34000-46	X
727	32007	32007-10		X		794	34000	34000-50	X
728	32007	32007-75		X		795	34000	34000-21	X
729	32007	32007-101		X		796	34000	34000-42	X
730	32007	32007-41		X		797	34000	34000-71	X
731	32007	32007-45		X		798	34000	34000-53	X
732	32007	32007-105		X		799	34000	34000-61	X
733	32007	32007-90		X		800	34000	34000-8	X

Exhibit 2 to Attachment A

Property Sampling Schedule

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1	32067
32267
32288
32322
32655
32883
32994
33022
33081
33085
33093
33137
33138
33144
33154
33172
33173
33200
33207
33212
33247
33301
33321
33387
33390
33399
33464
33472
33499
33516
33531
33633
33666
33683
33762
600008332
600008349
600008534
600008551
600008639
600008858
600009324

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 1 (continued)	600009635
600009879
600010020
600010326
600010402
600010442
600010445
600010467
600010745
600010810
600011064
600011120
600011430
600011521
600012055
600012140
600012182
600012413
600012470
600012486
600012496
600012619
600012691

Preliminary Mortgage Loans 2	13293
15080
15092
16833
16834
17273
32694
32752
33156
33189
33385
33445
33478
33511
33613
33821
33864
33888
33944
33953
33999

Exhibit 2 to Attachment A

Mortgage Loan Population	Loan ID provided by CoreVest

Preliminary Mortgage Loans 2 (continued)	34002
34138
34303

Preliminary Mortgage Loans 3	32007
32393
32683
33772
34000

Exhibit 3 to Attachment A

Base Property Sample Characteristics and Property Source Documents

Base Property Sample Characteristic	Property Source Document(s)	Notes

Address (Street)	Appraisal or BPO	1., 2., 3.
City	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Date	Appraisal or BPO	1., 2.
Cut-Off Date Valuation Type	Appraisal or BPO	1., 2., 4.
Cut-Off Date Value	(a) Appraisal or BPO or (b) Appraisal and recalculation	1., 2.
Number Bedrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 5.
Number of Bathrooms	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 6.
Number of Units	Appraisal or BPO	1., 2.
Property Type	Appraisal or BPO	1., 2., 7.
State	Appraisal or BPO	1., 2.
Swimming Pool (Y/N)	Appraisal or BPO	1., 2., 8.
Total Square Footage	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 9.
Year Built	(a) Appraisal or BPO or (b) Appraisal or BPO and recalculation	1., 2., 10.
Zip Code	Appraisal or BPO	1., 2., 11.

Notes:

1.
For each Sample Property for which CoreVest, on behalf of the Depositor, provided more than one Appraisal and/or BPO Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use the Appraisal and/or BPO Property Source Document with the most recent valuation date.

2.
With respect to certain Sample Properties, the applicable Property Source Document contains conflicting information relating to certain Base Property Sample Characteristics.  For such Sample Properties, CoreVest, on behalf of the Depositor, instructed us to note agreement if the information on the Property Data File for a Base Property Sample Characteristic agreed with any of the information on the corresponding Property Source Document which relates to such Base Property Sample Characteristic.  We performed no procedures to reconcile any conflicting information which exists on the Property Source Documents for any of the Base Property Sample Characteristics.

3.
For the purpose of comparing the “Address (Street)” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to ignore differences that are due to truncation, abbreviation or punctuation.

Exhibit 3 to Attachment A

Notes: (continued)

4.
CoreVest, on behalf of the Depositor, indicated that the seven possible values for the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic are “Appraisal,” “Interior Appraisal,” “Exterior Appraisal,” “Commercial,” “Interior BPO,” “Exterior RAR” and “Interior RAR.”  For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic for each Sample Property where the applicable Property Source Document did not specifically state “Appraisal,” “Interior Appraisal,” “Exterior Appraisal,” “Commercial,” “Interior BPO,” “Exterior RAR” and “Interior RAR,” CoreVest, on behalf of the Depositor, instructed us to use “Exterior RAR.”

For the purpose of comparing the “Cut‑Off Date Valuation Type” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, instructed us to note agreement with a value of “Appraisal,” “Interior Appraisal” or “Commercial,” as shown on the Property Data File, if the applicable Property Source Document specifically states any of “Appraisal,” “Interior Appraisal” or “Commercial.”

5.	For the purpose of comparing the “Number Bedrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number Bedrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number Bedrooms” for the Sample Property as the sum of the “Number Bedrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

6.	For the purpose of comparing the “Number of Bathrooms” Base Property Sample Characteristic, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Number of Bathrooms,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Number of Bathrooms” for the Sample Property as the sum of the “Number of Bathrooms” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

Exhibit 3 to Attachment A

Notes: (continued)

7.
For the purpose of comparing the “Property Type” Base Property Sample Characteristic for each Sample Property with an attached unit or a semi-attached unit with a design style of “row house,” “colonial,” “duplex” or “twin,” as shown in the applicable Property Source Document, CoreVest, on behalf of the Depositor, instructed us to use “townhome.”

8.
For the purpose of comparing the “Swimming Pool (Y/N)” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state if the Sample Property has a swimming pool, CoreVest, on behalf of the Depositor, instructed us to use “N.”

9.	For the purpose of comparing the “Total Square Footage” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Sample Property with the “Number of Units” value equal to 1, as shown on the Property Data File, compare the “Total Square Footage,” as shown on the Property Data File, to the corresponding information in the applicable Property Source Document and

b.	For each Sample Property with the “Number of Units” value greater than 1, as shown on the Property Data File:
i.	Recalculate the “Total Square Footage” for the Sample Property as the sum of the “Total Square Footage” for all units corresponding to such Sample Property, as shown on the Property Data File, and
ii.	Compare the result of i. above to the corresponding information in the applicable Property Source Document.

10.
For the purpose of comparing the “Year Built” Base Property Sample Characteristic for each Sample Property for which the applicable Property Source Document did not specifically state the year built, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Year Built” of each Sample Property by subtracting the property age (in years), as shown in the applicable Property Source Document, from the year of the “Cut‑Off Date Valuation Date,” as shown on the Property Data File.

11.
For the purpose of comparing the “Zip Code” Base Property Sample Characteristic for each Sample Property, CoreVest, on behalf of the Depositor, instructed us to compare only the first five digits of the property zip code, as shown in the applicable Property Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Property Base Property Sample Characteristic Differences

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

2	Property Type	SFR	Townhome

4	Property Type	SFR	Townhome

6	Address (Street)	[Redacted]	[Redacted]

10	Address (Street)	[Redacted]	[Redacted]

19	Total Square Footage	18,360.00	18,390.00

20	Address (Street)	[Redacted]	[Redacted]

21	Address (Street)	[Redacted]	[Redacted]
	Total Square Footage	2,643.60	2,643.20

22	Address (Street)	[Redacted]	[Redacted]
	Swimming Pool (Y/N)	Y	N

23	Address (Street)	[Redacted]	[Redacted]
	Number Bedrooms	12	6
	Number of Bathrooms	8	4
	Number of Units	3	2
	Total Square Footage	7,340.00	3,670.00

24	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Valuation Date	7/6/2020	7/9/2020
	Year Built	1920	1925

25	Address (Street)	[Redacted]	[Redacted]

26	Address (Street)	[Redacted]	[Redacted]

27	Address (Street)	[Redacted]	[Redacted]

50	Cut-Off Date Valuation Date	7/2/2020	7/7/2020

55	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

56	Property Type	SFR	Townhome

58	Property Type	SFR	Townhome

62	Property Type	SFR	Townhome

71	Total Square Footage	3,484.00	3,444.00

72	Property Type	SFR	Townhome

76	Number Bedrooms	6	4
	Number of Bathrooms	3	2
	Total Square Footage	2,572.00	1,722.00

82	Property Type	SFR	Townhome

84	Number Bedrooms	9	6
	Number of Bathrooms	7	5
	Total Square Footage	3,688.00	2,459.00

97	Address (Street)	[Redacted]	[Redacted]

124	Address (Street)	[Redacted]	[Redacted]

125	Address (Street)	[Redacted]	[Redacted]

126	Property Type	Townhome	Condo

155	City	Norristown	Norristown Borough

168	Cut-Off Date Valuation Type	Exterior Appraisal	Appraisal
	Year Built	1900	1941

186	Address (Street)	[Redacted]	[Redacted]

190	Address (Street)	[Redacted]	[Redacted]

192	Address (Street)	[Redacted]	[Redacted]

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

193	Address (Street)	[Redacted]	[Redacted]

197	Address (Street)	[Redacted]	[Redacted]

216	Number of Bathrooms	3	2

218	Property Type	SFR	Townhome

224	Number Bedrooms	2	3
	Total Square Footage	899	1,464.00

242	Property Type	SFR	Townhome

256	Address (Street)	[Redacted]	[Redacted]

257	Address (Street)	[Redacted]	[Redacted]

268	Total Square Footage	1,960.00	1,471.00

272	Cut-Off Date Valuation Type	Appraisal	Exterior Appraisal

273	Swimming Pool (Y/N)	Y	N

278	Swimming Pool (Y/N)	Y	N

279	Swimming Pool (Y/N)	Y	N

289	Address (Street)	[Redacted]	[Redacted]

315	City	Atlantic Beach	Jacksonville

319	Property Type	Townhome	Condo

324	Property Type	Townhome	Condo
	Total Square Footage	1,334.00	1,314.00

342	Property Type	Townhome	SFR

360	Number of Bathrooms	2	2.5

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

362	Property Type	SFR	Townhome

374	Property Type	Townhome	SFR

377	Cut-Off Date Valuation Date	11/23/2018	11/25/2018

387	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

388	Cut-Off Date Valuation Date	3/13/2019	6/21/2019

392	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

402	Property Type	Townhome	SFR

403	Property Type	Townhome	SFR

405	Property Type	Townhome	SFR

412	Address (Street)	[Redacted]	[Redacted]

416	City	Gladstone	Kansas City
	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

417	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

418	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

419	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

420	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

421	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

422	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

423	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

424	City	Gladstone	Kansas City

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

434	Cut-Off Date Valuation Date	12/30/2019	09/12/2019

442	Cut-Off Date Valuation Date	12/29/2019	09/13/2019

443	Cut-Off Date Valuation Date	1/10/2020	9/17/2019

446	Address (Street)	[Redacted]	[Redacted]

447	Number Bedrooms	3	4

449	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

453	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

455	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

460	Cut-Off Date Valuation Date	10/12/2020	10/12/2019

463	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

464	Property Type	SFR	Townhome

465	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR
	Number Bedrooms	3	2

470	Property Type	SFR	Townhome

476	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

479	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

482	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

483	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

485	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR
	Year Built	1973	1976

487	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

488	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

491	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

493	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

495	Total Square Footage	1,954.00	1,945.00

500	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

503	Address (Street)	[Redacted]	[Redacted]

504	Address (Street)	[Redacted]	[Redacted]

505	Address (Street)	[Redacted]	[Redacted]

506	Address (Street)	[Redacted]	[Redacted]

508	Address (Street)	[Redacted]	[Redacted]

511	Address (Street)	[Redacted]	[Redacted]

514	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

518	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

519	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

520	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

521	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

523	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

524	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

525	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

526	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

528	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

529	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

530	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

531	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

532	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

533	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

534	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

535	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

536	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

537	Cut-Off Date Valuation Type	Exterior BPO	Interior BPO

572	City	Roseville	Warren

578	Address (Street)	[Redacted]	[Redacted]

586	Cut-Off Date Value	$88,391.00	$117,000.00
	Total Square Footage	1,028.00	936.00

629	Year Built	1899	1920

665	Address (Street)	[Redacted]	[Redacted]
	Cut-Off Date Value	$730,000.00	$740,000.00

673	Property Type	SFR	Townhome

674	Property Type	SFR	Townhome

675	Property Type	SFR	Townhome

676	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

699	Cut-Off Date Valuation Type	Interior Appraisal	Exterior Appraisal

722	Year Built	2012	2007

723	Year Built	2012	2007

724	Year Built	2012	2007

725	Year Built	2012	2007

726	Year Built	2012	2007

727	Address (Street)	[Redacted]	[Redacted]
	Year Built	2012	2007

728	Year Built	2012	2007

729	Year Built	2012	2007

730	Year Built	2012	2007

731	Year Built	2012	2007

732	Year Built	2012	2007

733	Year Built	2012	2007

734	Year Built	2012	2007

735	Year Built	2012	2007

736	Year Built	2012	2007

737	Address (Street)	[Redacted]	[Redacted]
	Year Built	2012	2007

738	Address (Street)	[Redacted]	[Redacted]
	Year Built	2012	2007

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

739	Year Built	2012	2007

740	Address (Street)	[Redacted]	[Redacted]
	Year Built	2012	2007

741	Year Built	2012	2007

742	Year Built	2012	2007

743	Year Built	2012	2007

744	Year Built	2012	2007

745	Address (Street)	[Redacted]	[Redacted]
	Year Built	2012	2007

746	Address (Street)	[Redacted]	[Redacted]
	Year Built	2012	2007

747	Year Built	2012	2007

748	Year Built	2012	2007

749	Year Built	2012	2007

750	Year Built	2012	2007

758	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

759	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

761	Cut-Off Date Valuation Type	Interior RAR	Exterior RAR

764	Cut-Off Date Valuation Date	9/16/2020	9/17/2020

771	Zip Code	07107	07106

777	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

778	Property Type	SFR	Townhome

779	Property Type	SFR	Townhome

780	Property Type	SFR	Townhome

781	Property Type	SFR	Townhome

782	Property Type	SFR	Townhome

783	Property Type	SFR	Townhome

784	Property Type	SFR	Townhome

785	Property Type	SFR	Townhome

786	Property Type	SFR	Townhome

787	Property Type	SFR	Townhome

788	Property Type	SFR	Townhome

789	Property Type	SFR	Townhome

790	Property Type	SFR	Townhome

791	Property Type	SFR	Townhome

792	Property Type	SFR	Townhome

793	Property Type	SFR	Townhome

794	Property Type	SFR	Townhome

795	Property Type	SFR	Townhome

796	Property Type	SFR	Townhome

798	Property Type	SFR	Townhome

Exhibit 4 to Attachment A

Sample Property Number	Base Property Sample Characteristic	Preliminary Property Data File Value	Property Source Document Value

799	Property Type	SFR	Townhome

800	Property Type	SFR	Townhome

Exhibit 5 to Attachment A

Compared Mortgage Loan Characteristics and Mortgage Loan Source Documents

Underwriting Information: (see Note 2)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

UW Annual Rent ($)	Underwriting Summary
Average Lease Term (see Note 3)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
UW Credit and Vacancy Loss ($)	Underwriting Summary
UW Effective Gross Income ($)	Underwriting Summary
UW Annual Property Management Fee ($)	Underwriting Summary
UW Annual Marketing and Leasing Costs ($)	Underwriting Summary
UW Repairs and Maintenance ($)	Underwriting Summary
UW Annual Insurance Costs ($)	Underwriting Summary
UW Annual HOA/Special Assessment Fees ($)	Underwriting Summary
UW Annual Real Estate Taxes ($)	Underwriting Summary
UW Annual Turnover Costs ($)	Underwriting Summary
UW Annual Landscaping ($)	Underwriting Summary
UW Annual Other Costs ($)	Underwriting Summary
UW Annual Expenses ($)	Underwriting Summary
UW Annual Net Operating Income ($)	Underwriting Summary
UW Annual CapEx Reserve ($)	Underwriting Summary
UW Annual Net Cash Flow ($)	Underwriting Summary
Value at Origination ($)	Underwriting Summary
% HOA (see Note 4)	Underwriting Summary
% Section 8 (see Note 5)	Underwriting Summary
Occupancy as of Origination	Underwriting Summary
Number of Units	Underwriting Summary
Number of Properties	Underwriting Summary

Reserve and Escrow Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Monthly Tax Escrow	Loan Agreement or Settlement Statement
Monthly Insurance Escrow	Loan Agreement or Settlement Statement
Monthly Capital Expenditure Escrow ($)	Loan Agreement, Settlement Statement or Servicer Report
Upfront Leasing Escrow ($)	Loan Agreement or Settlement Statement
Monthly Leasing Escrow ($)	Loan Agreement or Settlement Statement
Upfront Interest Escrow ($)	Loan Agreement or Settlement Statement
Monthly Interest Escrow ($)	Loan Agreement or Settlement Statement
Upfront Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement
Monthly Deferred Maintenance Escrow ($)	Loan Agreement or Settlement Statement

Exhibit 5 to Attachment A

Mortgage Loan Information:

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Rent Rolls (Y/N)	Loan Agreement
Frequency of Rent Rolls	Loan Agreement
Operating Statement (Y/N)	Loan Agreement
Frequency of Operating Statements	Loan Agreement
Loan Originator (see Note 1)	Loan Agreement
Borrower	Loan Agreement
Guarantor	Guaranty Agreement
Type of Guarantor (Individual or Type of Entity)	Guaranty Agreement
Guarantor FICO (see Note 6)	Credit Report
Sponsor	Loan Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Loan Agreement
First Payment Date (see Note 7)	Loan Agreement
Initial Maturity Date	Loan Agreement
Mortgage Loan Initial Funded Amount ($) (see Notes 1 and 8)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 1 and 9)	Loan Agreement or Loan Modification Agreement
Rate Type	Loan Agreement
Interest Rate	Loan Agreement
Interest Rate Accrual	Loan Agreement
Amortization Type (see Note 10)	Loan Agreement
IO Term (months) (see Note 11)	Loan Agreement
Recourse (Y/N)	Guaranty Agreement
Recourse to Guarantor (Full, Partial, Carve‑out, None)	Guaranty Agreement
Property Manager	Loan Agreement or Management Agreement
Prepayment Provision (see Notes 1, 12 and 13)	Loan Agreement or Loan Modification Agreement
Original Yield Maintenance Period (see Notes 12, 13 and 14)	Loan Agreement or Loan Modification Agreement
Other Prepayment Provision	Loan Agreement
Open Period (see Notes 1, 12, 13 and 14)	Loan Agreement or Loan Modification Agreement
YM Calculation Method (PV or Int Diff) (see Note 12)	Loan Agreement or Loan Modification Agreement
Calc’d Through (Maturity or Open) (see Note 12)	Loan Agreement or Loan Modification Agreement
PV Discount Treasury Projection Term (Maturity or Open) (see Note 12)	Loan Agreement
PV Discount Treasury Compounding Type (MEY or BEY) (see Note 12)	Loan Agreement
SPE (Y/N) (see Note 1)	Loan Agreement
Independent Director (Y/N)	Loan Agreement

Exhibit 5 to Attachment A

Mortgage Loan Information: (continued)

Compared Mortgage Loan Characteristic	Mortgage Loan Source Document(s)

Substitution Permitted (Y/N)	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Substitution Provision Description	Loan Agreement
Partial Release Provisions	Loan Agreement
Partial Release Premium	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Principal and Interest)	Loan Agreement
Existing Secondary Financing (Y/N)	Loan Agreement
Secondary Financing Amount (Existing)	Loan Agreement
Secondary Financing Description	Loan Agreement
Future Secondary Financing Allowed (Y/N) (see Note 15)	Loan Agreement
Future Secondary Financing Description	Loan Agreement
Lockbox Type (see Note 16)	Loan Agreement
Lockbox Trigger	Loan Agreement
Cash Management Type (see Note 17)	Loan Agreement
Cash Management and Cash Trap Trigger (for Springing Cash Management) and Cash Trap Trigger (for Hard Cash Management)	Loan Agreement
Multiple Borrowers (Y/N)	Loan Agreement

Notes:

1.
For any Mortgage Loan on the Preliminary Mortgage Loan Data File listed in Table A1, CoreVest, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Mortgage Loan Source Document(s) or the applicable Mortgage Loan Source Document(s) were not provided to us.

Table A1:
Loan ID	Characteristic	Provided Value

600008858	Mortgage Loan Initial Funded Amount ($)	$17,374,890.00

600011120	SPE (Y/N)	Y

13293	Loan Originator	Colony American Finance Lender, LLC

15092	Loan Originator	Colony American Finance Lender, LLC

17273	Mortgage Loan Initial Funded Amount ($)	$1,307,085.00
	Monthly Debt Service ($)	$7,833.26

600010745	Prepayment Provision	4%/12_3%/12_2%/12_1%/12_0%/12
	Open Period	12

Exhibit 5 to Attachment A

Notes: (continued)

1. (continued)

Table A1:
Loan ID	Characteristic	Provided Value

600010020	Mortgage Loan Initial Funded Amount ($)	$266,625.00
	Monthly Debt Service ($)	$1,495.24

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by CoreVest, on behalf of the Depositor.

2.
For the purpose of comparing the “Underwriting Information” Compared Mortgage Loan Characteristics that are expressed as dollar values, CoreVest, on behalf of the Depositor, instructed us to ignore differences of +/- $2.00 or less.

3.
For the purpose of comparing the “Average Lease Term” Compared Mortgage Loan Characteristic for any Mortgage Loan with a “Loan Originator” of “5 Arch Funding Corp.” (each, a “Non‑CoreVest Mortgage Loan”), as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

4.	For the purpose of comparing the “% HOA” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.	The total number of Mortgaged Properties that secure the Mortgage Loan which have an associated HOA fee in the “HOA” column, as shown on the underwriting summary Mortgage Loan Source Document, by
b.	The total number of Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

5.	For the purpose of comparing the “% Section 8” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to divide:
a.
The total number of units at the Mortgaged Properties that secure the Mortgage Loan which have “Y” or “Yes” in the “Section 8” column, as shown on the underwriting summary Mortgage Loan Source Document, by

b.	The total number of units at the Mortgaged Properties that secure the Mortgage Loan, as shown on the underwriting summary Mortgage Loan Source Document.

Exhibit 5 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Guarantor FICO” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, provided the following instructions:
a.
For each Mortgage Loan that has one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “13293” (the “13293 Mortgage Loan”), “16834” (the “16834 Mortgage Loan”) and “15092” (the “15092 Mortgage Loan”), which are described in c. below), use (i) the highest FICO score of the “Guarantor” if two FICO scores are listed on the credit report Mortgage Loan Source Document or (ii) the median FICO score of the “Guarantor” if three FICO scores are listed on the credit report Mortgage Loan Source Document,

b.
For each Mortgage Loan that has more than one “Guarantor,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with Loan ID of “32007” (the “32007 Mortgage Loan”), which is described in c. below, and the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “33399” (the “33399 Mortgage Loan,” “33464” (the “33464 Mortgage Loan”) and “33478” (the “33478 Mortgage Loan”), which are described in d. below), follow the methodology described in a. above to determine the FICO score for each “Guarantor,” and use the highest resulting FICO score,

c.	For the 32007 Mortgage Loan, 13293 Mortgage Loan, 16834 Mortgage Loan and 15092 Mortgage Loan, we were instructed by CoreVest, on behalf of the depositor, to use ”N/A” and
d.
For the 33399 Mortgage Loan, 33464 Mortgage Loan and 33478 Mortgage Loan, we were instructed by CoreVest, on behalf of the Depositor, to exclude any guarantor which has insufficient credit funds or history or is a foreign national, as shown on the credit report Mortgage Loan Source Document, and to follow the methodology described in b. above.

7.
For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Mortgage Loan where the applicable Mortgage Loan Source Document does not define the first payment date (except for the Mortgage Loans identified on the Preliminary Mortgage Loan Data File with Loan IDs of “600010445” (the “600010445 Mortgage Loan”), “600012413” (the “600012413 Mortgage Loan”), “17273” (the “17273 Mortgage Loan”) and “600008332” (the “600008332 Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note), CoreVest, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the ninth (9th) day of the calendar month following the first full interest accrual period, as described in the applicable Mortgage Loan Source Document.

For each Non‑CoreVest Mortgage Loan, the applicable Mortgage Loan Source Document contains the following description:

Borrower shall make a payment of interest and (if the Loan is an amortizing loan) principal, equal to the Monthly Payment Amount on each Payment Date; provided that if the Closing Date occurs on any date other than the 9th day of a calendar month, then Borrower shall pay interest for the Initial Interest Period on the Closing Date and no payment of interest or principal shall be due on the Initial Payment Date.

Exhibit 5 to Attachment A

Notes: (continued)

7. (continued)

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for each Non‑CoreVest Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to assume a full monthly debt service payment of interest and/or principal was made on the initial payment date.

For the purpose of comparing the “First Payment Date” Compared Mortgage Loan Characteristic for the 600010445 Mortgage Loan, 600012413 Mortgage Loan, 17273 Mortgage Loan and 600008332 Mortgage Loan, CoreVest, on behalf of the depositor, instructed us to use “5/9/2019,” “5/9/2020,” “11/9/2015” and “9/9/2018,” respectively.

8.
For the purpose of comparing the “Mortgage Loan Initial Funded Amount ($)” Compared Mortgage Loan Characteristic for the 13293 Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Current Loan Amount” value, as shown in the applicable Mortgage Loan Source Document.

9.	For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for each Mortgage Loan except for:
a.
Any Mortgage Loan (i) with an “Amortization Type” of “Amortizing Balloon” or “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, and (ii) which does not have a stated monthly debt service amount in the applicable Mortgage Loan Source Document (each, a “Recalculated Amortizing Mortgage Loan”) and

b.	Any Mortgage Loan with an “Amortization Type” of “Interest Only,” as shown on the Preliminary Mortgage Loan Data File (each, an “Interest Only Mortgage Loan”), which are described in the succeeding paragraph(s) of this Note, CoreVest, on behalf of the Depositor, instructed us to use the stated monthly debt service amount that is shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Recalculated Amortizing Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” using the “PMT” function in Microsoft Excel and:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File (adjusted as described in the succeeding paragraph(s) of this Note, as applicable) and
c.	The principal amortization period, as shown in the applicable Mortgage Loan Source Document.

For the purpose of the “Monthly Debt Service ($)” recalculation described above for any Recalculated Amortizing Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to divide the “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, by twelve (12) and then multiply by a fraction equal to 365/360.

Exhibit 5 to Attachment A

Notes: (continued)

9. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File (except for the Mortgage Loan identified on the Preliminary Mortgage Loan Data File with Loan ID of “600008858” (the “600008858 Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” as 1/12th of the product of:
a.	The “Mortgage Loan Initial Funded Amount ($),” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” Compared Mortgage Loan Characteristic for the 600008858 Mortgage Loan which also has an “Interest Rate Accrual” of “Actual/360,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” as 1/12th of the product of:
a.	The “Cut-Off Date Principal Balance,” as shown on the Preliminary Mortgage Loan Data File,
b.	The “Interest Rate,” as shown on the Preliminary Mortgage Loan Data File, and
365/360.

10.
For certain Non‑CoreVest Mortgage Loans, the applicable Mortgage Loan Source Document contains a fixed monthly payment amount and a principal amortization period of “None, interest only.”  For the purpose of comparing the “Amortization Type” Compared Mortgage Loan Characteristic for such Mortgage Loan(s), CoreVest, on behalf of the Depositor, instructed us to ignore the fixed monthly payment amount described in the applicable Mortgage Loan Source Document and to use “Interest Only.”

11.
For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Interest Only Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the “Original Term to Maturity (months)” (as defined herein), as shown on the Preliminary Mortgage Loan Data File.

For the purpose of comparing the “IO Term (months)” Compared Mortgage Loan Characteristic for any Mortgage Loan with an “Amortization Type” of “Interest Only, Amortizing Balloon,” as shown on the Preliminary Mortgage Loan Data File, CoreVest, on behalf of the Depositor, instructed us to use the procedures described in Note 7 to determine the “First Payment Date” to use for the purpose of determining the “IO Term (months).”

Exhibit 5 to Attachment A

Notes: (continued)

12.
For the purpose of comparing the indicated characteristics, CoreVest, on behalf of the Depositor, instructed us to ignore any prepayment premiums, prepayments without penalty or other conditions related to partial release events, as described in the applicable Mortgage Loan Source Document.

13.	For certain Mortgage Loans, the applicable Mortgage Loan Source Document contains:
a.	A definition for “Par Prepayment Date,” which is shown as a certain “Payment Date” (e.g., the 114th Payment Date),
b.	A definition for “Payment Date,” which is defined as “with respect to each Interest Accrual Period, the ninth (9th) day of the calendar month immediately succeeding such Interest Accrual Period” and
c.
A definition for “Interest Accrual Period,” which is defined as “each period from and including the first day of a calendar month through and including the last day of such calendar month.  Notwithstanding the foregoing, the first Interest Accrual Period shall commence on and include the Closing Date.”

For the purpose of comparing the:
a.	Prepayment Provision,
b.	Original Yield Maintenance Period and
c.	Open Period
Compared Mortgage Loan Characteristics for each Mortgage Loan described in the preceding paragraph, CoreVest, on behalf of the Depositor, instructed us to assume that for the purpose of determining the “Par Prepayment Date,” the first “Payment Date” is the ninth (9th) day of the calendar month which follows the calendar month in which the “Origination Date” occurs (the “Stub Payment Date”), even though:
i.	There will not be a debt service payment made on the Stub Payment Date and
ii.
The “First Payment Date” of the Mortgage Loan, as shown on the Preliminary Mortgage Loan Data File, will be the ninth (9th) day of the second calendar month which follows the calendar month in which the “Origination Date” occurs.

Exhibit 5 to Attachment A

Notes: (continued)

14.
For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that can be fully prepaid with yield maintenance, as shown in the applicable Mortgage Loan Source Document (each, a “Yield Maintenance Mortgage Loan”), CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Yield Maintenance Mortgage Loan on which the borrower is required to remit a yield maintenance payment in connection with a voluntary prepayment of the Yield Maintenance Mortgage Loan in the “Original Yield Maintenance Period” of the Yield Maintenance Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 13, as applicable), as shown in the applicable Mortgage Loan Source Document.

For the purpose of comparing the “Original Yield Maintenance Period” Compared Mortgage Loan Characteristic for any Mortgage Loan that is not a Yield Maintenance Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use “N/A.”

For the purpose of comparing the “Open Period” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to include the number of “Payment Dates” from and including the “First Payment Date” through and including the “Initial Maturity Date” of the Mortgage Loan on which the borrower can voluntarily prepay the Mortgage Loan without the payment of a yield maintenance payment or a prepayment premium in the “Open Period” of the Mortgage Loan (in accordance with the additional instructions provided by CoreVest, on behalf of the Depositor, which are described in Note 13, as applicable), as shown in the applicable Mortgage Loan Source Document.

15.
For the purpose of comparing the “Future Secondary Financing Allowed (Y/N)” Compared Mortgage Loan Characteristic for any Mortgage Loan that references a “Permitted Mezzanine Loan” in the applicable Mortgage Loan Source Document, CoreVest, on behalf of the Depositor, instructed us to: (i) assume that this “Permitted Mezzanine Loan” debt does not constitute additional debt that may be placed by the borrower on the collateral that secures the Mortgage Loan and (ii) use “N.”

Exhibit 5 to Attachment A

Notes: (continued)

16.
For the purpose of comparing the “Lockbox Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – As of the origination date of the Mortgage Loan, the borrower and/or related property manager is required to deposit any rent it receives in a rent deposit account or restricted account, as applicable.  Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender requires or has the option to require the borrower to direct tenants to deposit funds directly to a lockbox account or restricted account, as applicable,

b.	Hard – As of the origination date of the Mortgage Loan, there is an established lockbox account controlled by the lender into which tenants are required to deposit rents directly and
c.	N/A – As of the origination date of the Mortgage Loan, either:
i.	The borrower or the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt,
ii.
The borrower or the related property manager is required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt, however, there are no requirements for the borrower to direct tenants to deposit funds directly to a rent deposit account upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, or

iii.
The borrower of the related property manager is not required to deposit any rent it receives in the rent deposit account within a specified number of days of receipt. Upon the occurrence of an event of default or certain trigger events as described in the applicable Mortgage Loan Source Document, the lender has the option to require the borrower to direct tenants to deposit funds directly to an account designated by the lender or to such other third party as directed by the lender.

17.
For the purpose of comparing the “Cash Management Type” Compared Mortgage Loan Characteristic for each Mortgage Loan, CoreVest, on behalf of the Depositor, instructed us to use the following definitions, as applicable:

a.
Springing – Prior to an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in a rent deposit account is released periodically to the borrower.  Upon the occurrence an event of default or certain trigger events that are described in the applicable Mortgage Loan Source Document, all cash on deposit in the rent deposit account will be swept to a lender controlled cash management account and will be applied in accordance with the terms of the applicable Mortgage Loan Source Document,

b.
Hard – As of the origination date of the Mortgage Loan, all cash on deposit in the rent deposit account is swept to a lender controlled cash management account and is applied in accordance with the terms of the applicable Mortgage Loan Source Document and

c.	N/A – In accordance with the terms of the applicable Mortgage Loan Source Document, no cash management account is required to be established during the term of the related Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by CoreVest, on behalf of the Depositor, that are described in the notes above.

Exhibit 6 to Attachment A

Provided Mortgage Loan Characteristics

Characteristic

Loan ID
Include Y/N
Closed (Y/N)
Loan Seller
Loan Owner
Loan Purpose
Refinance Type
Loan
Next Due Date
Lien Position
Cut Off Date Value ($)
Guarantor Net Worth
Guarantor Liquidity
Recourse to Borrower (Full, Partial, Carve-out, None)
Equity Pledge (Y/N)
Occupancy as of Date
Property Manager Type
Rent Rolls Required as of 9/30 (Y/N)
Most Recent Occupancy
Most Recent Occupancy as of Date
NOI as of 9/30
NCF as of 9/30
Servicer
Servicing Fee Rate
Trustee/Note Administrator Fee Rate
CREFC® License Fee Rate
Special Servicing Fee
Property Management Consultant Fee
Operating Statement Required as of 9/30 (Y/N)
Rank Loan Number

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Mortgage Loan Characteristics.